Commercial Mortgage Loans - Allocation by Risk Rating (Q2) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 3,126,303	$ 2,714,734
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	148	130	122
Par Value	$ 3,135,508	$ 2,722,863
Commercial Mortgage Receivable, Held-For-Investment | 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	0	0	0
Par Value	$ 0	$ 0
Commercial Mortgage Receivable, Held-For-Investment | 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	125	104	113
Par Value	$ 2,718,840	$ 2,232,045
Commercial Mortgage Receivable, Held-For-Investment | 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	22	22	8
Par Value	$ 359,593	$ 384,040
Commercial Mortgage Receivable, Held-For-Investment | 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	1	4	1
Par Value	$ 57,075	$ 106,778
Commercial Mortgage Receivable, Held-For-Investment | 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	0	0	0
Par Value	$ 0	$ 0